Trade Account Receivables (Details) - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Trade Account Receivables (Details) [Line Items]
Accounts receivable canceled	$ 321,399	$ 237,928	$ 94,194
Sale transaction	$ 385,700	$ 245,700
San Ángel [Member]
Trade Account Receivables (Details) [Line Items]
Collected amount (in Shares)	140,000
Effective rate	10.10%